Information on related parties (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Due fom related party	$ 7,025,910	$ 131,988
Percentage of shareholding sold	0.32%	2.96%
Equity interest	100.00%
Shortterm employee benefits compensation	$ 4,865,000	$ 3,734,000	$ 1,215,000